Label	Element	Value
Invesco® V.I. S&P 500 Buffer Fund - March
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MARCH 31, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. S&P 500 Buffer Fund - March
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on March 31, 2023, following which the Fund will reset and commence a new Outcome Period beginning April 1, 2023, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Cap for the Fund for the new Outcome Period is shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	New Outcome Period Cap
April 1, 2023 to March 31, 2024	Series I: 15.80% (before Fund fees and expenses) Series II: 15.80% (before Fund fees and expenses) Series I: 14.99% (after Fund fees and expenses) Series II: 14.70% (after Fund fees and expenses)
The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus.
The Prospectuses are amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco® V.I. S&P 500 Buffer Fund - March